Employee Benefits Plan	12 Months Ended
Dec. 31, 2025
Postemployment Benefits [Abstract]
Employee Benefits Plan	Employee Benefits PlanThe Company contributes to a number of defined contribution plans which provide benefits based upon the contributions made to the plans. The assets of the plans are held separately from those of the Company in independently administered funds. During the years ended December 31, 2025, 2024 and 2023, the Company incurred contribution costs of $1,671, 2,320 and 2,301, respectively, to these plans.